CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 11,777	$ (65,290)	$ (225,704)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,082	5,427	13,135
Amortization of deferred gain on sale-leaseback	(625)	(755)
Gain on sale of investments and liquidation of ownership interest in a variable interest entity			(355)
Net gain on divestitures	(4,546)	(5,548)	(100)
Net loss (gain) on disposal of assets	(492)	123	(686)
Gain on settlement of an investment interest		(481)
Impairment of goodwill and other long-lived assets	26		33,325
Impairment of equity investments and variable interest entity	450		6,456
Stock-based compensation expense	3,029	7,602	12,094
Provision for (recovery of) doubtful accounts	2,212	5,513	(6,757)
Deferred income taxes	345	2,008	904
Changes in operating assets and liabilities, excluding impact of divestitures:
Accounts receivable	8,080	3,793	123,314
Inventories and deferred costs	94,916	103,574	72,816
Other assets	11,261	2,366	83,050
Accounts payable	(4,857)	(28,036)	(127,702)
Income taxes payable	3,102	(2,933)	(1,665)
Customer advances	1,488	(40,910)	(29,154)
Deferred revenue	(132,575)	(27,792)	4,177
Other liabilities	(38,390)	(50,843)	(24,596)
Net cash used in operating activities	(41,717)	(92,182)	(67,448)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(9,347)	(3,449)	(2,012)
Proceeds from sale of building, net of tax payments		123,955
Deposit received on sale of building			7,307
Net proceeds from divestitures	215	3,381	11,508
Proceeds from settlement of an investment interest, net		481	2,639
Change in restricted cash	5,478	13,260	(1,973)
Purchase of investment interests	(1,181)	(2,702)
Contribution of equity investment through a shareholder loan	(7,119)
Purchase of short-term investments	(8,365)	(12,583)	(6,945)
Proceeds from sale of short-term investments	9,039	10,815	10,159
Other	519	335	635
Net cash provided by (used in) investing activities	(10,761)	133,493	21,318
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary share, net of expense		34,594
Issuance of ordinary share upon ESPP purchases and option exercises	124		367
Change in bank overdrafts			(755)
Repurchase of ordinary share	(6,301)	(67)
Net cash provided by (used in) financing activities	(6,177)	34,527	(388)
Effect of exchange rate changes on cash and cash equivalents	8,774	9,826	2,758
Net increase (decrease) in cash and cash equivalents	(49,881)	85,664	(43,760)
Cash and cash equivalents at beginning of year	351,507	265,843	309,603
Cash and cash equivalents at end of year	301,626	351,507	265,843
Cash paid:
Interest	252	279	552
Income taxes	530	6,395	9,243
Non-cash operating activities Accounts receivable transferred to notes receivable		580	2,867
Non-cash investing activities
Issuance of ordinary share for acquisition of iTV		9,841
Net assets acquired, other than cash, from acquisition of iTV		17,380
Accrual related to purchase of property, plant and equipment	$ (2,475)